UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Falcon Point Capital, LLC

Address:   Two Embarcadero Center, Suite 1300
           San Francisco, CA  94111


Form 13F File Number: 28-4994


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Michael J. Mahoney
Title:  Senior Managing Director
Phone:  415-782-9600

Signature,  Place,  and  Date  of  Signing:

/s/ Michael J. Mahoney             San Francisco, CA                  8/3/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             109

Form 13F Information Table Value Total:  $       84,512
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------ -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
Aaron's, Inc.                  COM            002535201      322    18,847 SH       SOLE                   18,847      0    0
Advisory Board Company         COM            00762w107      915    21,308 SH       SOLE                   21,308      0    0
Affiliated Managers Group      COM            008252108      266     4,371 SH       SOLE                    4,371      0    0
Alliance Data Systems Corporat COM            018581108    1,498    25,161 SH       SOLE                   25,161      0    0
American Axle & Mfg Holdings,  COM            024061103      770   105,087 SH       SOLE                  105,087      0    0
American Italian Pasta Company COM            027070101      555    10,496 SH       SOLE                   10,496      0    0
Ancestry.com                   COM            032803103    1,611    91,412 SH       SOLE                   91,412      0    0
Argon ST INC                   COM            040149106      298     8,679 SH       SOLE                    8,679      0    0
AsiaInfo Linkage, Inc.         COM            04518a104      243    11,100 SH       SOLE                   11,100      0    0
Baidu.Com                      COM            056752108      938    13,773 SH       SOLE                   13,773      0    0
CBS Corp                       COM            124857202      648    50,092 SH       SOLE                   50,092      0    0
Carrizo Oil & Gas Inc.         COM            144577103      804    51,751 SH       SOLE                   51,751      0    0
Catalyst Health Solutions Inc. COM            14888b103      432    12,527 SH       SOLE                   12,527      0    0
Cbeyond, Inc.                  COM            149847105      277    22,200 SH       SOLE                   22,200      0    0
Chicago Bridge & Iron-NY SHR   COM            167250109      267    14,187 SH       SOLE                   14,187      0    0
China Finance Online Co-ADR    COM            169379104       73    10,300 SH       SOLE                   10,300      0    0
Cinemark Holdings Incorporated COM            17243v102      467    35,511 SH       SOLE                   35,511      0    0
City Telecom (HK) Ltd ADR      COM            178677209      136    11,995 SH       SOLE                   11,995      0    0
Cogo Group Inc.                COM            192448108    1,310   210,014 SH       SOLE                  210,014      0    0
Concho Resources Inc           COM            20605p101      215     3,889 SH       SOLE                    3,889      0    0
Copart Inc.                    COM            217204106      380    10,616 SH       SOLE                   10,616      0    0
Cypress Semiconductor Corp.    COM            232806109    1,217   121,246 SH       SOLE                  121,246      0    0
DG Fastchannel, Inc            COM            23326r109    1,440    44,203 SH       SOLE                   44,203      0    0
Diamond Hill Investment Group, COM            25264R207    2,063    36,388 SH       SOLE                   36,388      0    0
Durect Corp.                   COM            266605104    1,231   506,594 SH       SOLE                  506,594      0    0
Einstein Noah Restaurant Grp   COM            28257u104    1,383   128,182 SH       SOLE                  128,182      0    0
Equinix Inc                    COM            29444u502      567     6,978 SH       SOLE                    6,978      0    0
Expeditors Int'l. Inc.         COM            302130109      796    23,079 SH       SOLE                   23,079      0    0
Finisar Corp.                  COM            31787A507    2,307   154,856 SH       SOLE                  154,856      0    0
Gannett Corporation, Inc.      COM            364730101      672    49,900 SH       SOLE                   49,900      0    0
Hanger Orthopedic              COM            41043F208    1,478    82,280 SH       SOLE                   82,280      0    0
Health Management Associates I COM            421933102    1,221   157,126 SH       SOLE                  157,126      0    0
Hub Group, Inc.                COM            443320106      362    12,068 SH       SOLE                   12,068      0    0
Icon PLC - Sponsored ADR       COM            45103t107    2,120    73,378 SH       SOLE                   73,378      0    0
Incyte Genomics                COM            45337C102      145    13,074 SH       SOLE                   13,074      0    0
Infinera Corp                  COM            45667g103      232    36,014 SH       SOLE                   36,014      0    0
Infospace.com                  COM            45678t300      208    27,601 SH       SOLE                   27,601      0    0
Interactive Intelligence, Inc. COM            45839M103    2,639   160,619 SH       SOLE                  160,619      0    0
Intermap Technologies Corp     COM            458977204       56    86,574 SH       SOLE                   86,574      0    0
Kelly Services Incorporated    COM            488152208    1,094    73,576 SH       SOLE                   73,576      0    0
Landstar                       COM            515098101      724    18,570 SH       SOLE                   18,570      0    0
Las Vegas Sands                COM            517834107    1,338    60,435 SH       SOLE                   60,435      0    0
Live Nation Entertainment, Inc COM            538034109      295    28,235 SH       SOLE                   28,235      0    0
MDC Partners Incorporated      COM            552697104      698    65,394 SH       SOLE                   65,394      0    0
MICROS Systems, Inc.           COM            594901100      868    27,242 SH       SOLE                   27,242      0    0
Market Vectors ETF Trust Gold  COM            57060u589      800    29,346 SH       SOLE                   29,346      0    0
Marvell Technology             COM            g5876h105      321    20,370 SH       SOLE                   20,370      0    0
Medassets Incorporated         COM            584045108      279    12,086 SH       SOLE                   12,086      0    0
Medical Properties Trust Incor COM            58463j304      541    57,300 SH       SOLE                   57,300      0    0
Merit Medical Systems Incorpor COM            589889104      180    11,220 SH       SOLE                   11,220      0    0
Monolithic Power Systems, Inc  COM            609839105      710    39,740 SH       SOLE                   39,740      0    0
Nabors Industries Inc.         COM            g6359f103      652    37,000 SH       SOLE                   37,000      0    0
National Cinemedia, Inc.       COM            635309107      176    10,590 SH       SOLE                   10,590      0    0
Nektar Therapeutics            COM            640268108      166    13,726 SH       SOLE                   13,726      0    0
Newmont Mining Corp            COM            651639106    2,184    35,375 SH       SOLE                   35,375      0    0
Newport Corp                   COM            651824104      985   108,745 SH       SOLE                  108,745      0    0
O2Micro                        COM            67107W100    1,355   228,070 SH       SOLE                  228,070      0    0
Oclaro Inc.                    COM            67555N206      207    18,660 SH       SOLE                   18,660      0    0
Oplink Communications          COM            68375q403      176    12,300 SH       SOLE                   12,300      0    0
Otelco Inc.                    COM            688823202    1,537    96,051 SH       SOLE                   96,051      0    0


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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------ -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
Panera Bread Company           COM            69840w108      622     8,263 SH       SOLE                    8,263      0    0
Plantronics Inc.               COM            727493108    1,831    64,018 SH       SOLE                   64,018      0    0
Proshares Ultrashort Barclays  COM            74347r297      309     8,700 SH       SOLE                    8,700      0    0
Quality Systems Inc.           COM            747582104    1,095    18,882 SH       SOLE                   18,882      0    0
Questar Corporation            COM            748356102    1,647    36,210 SH       SOLE                   36,210      0    0
RF Micro Devices               COM            749941100      896   229,091 SH       SOLE                  229,091      0    0
Rightnow Technologies, Inc.    COM            76657r106      852    54,313 SH       SOLE                   54,313      0    0
Salem Communications           COM            794093104       91    24,537 SH       SOLE                   24,537      0    0
Satyam Computer Serv           COM            804098101      331    64,304 SH       SOLE                   64,304      0    0
Smith Micro Software, Inc.     COM            832154108      756    79,452 SH       SOLE                   79,452      0    0
Spartech Corp.                 COM            847220209    1,091   106,448 SH       SOLE                  106,448      0    0
Successfactors                 COM            864596101      254    12,200 SH       SOLE                   12,200      0    0
TNS, Inc                       COM            872960109      262    15,037 SH       SOLE                   15,037      0    0
Taleo Corp - Class A           COM            87424n104    1,403    57,775 SH       SOLE                   57,775      0    0
Tekelec                        COM            879101103      245    18,500 SH       SOLE                   18,500      0    0
Tellabs Inc.                   COM            879664100      299    46,790 SH       SOLE                   46,790      0    0
Tenneco Incorporated           COM            880349105    1,121    53,212 SH       SOLE                   53,212      0    0
True Religion Apparel Incorpor COM            89784n104      238    10,779 SH       SOLE                   10,779      0    0
UTI Worldwide                  COM            G87210103      277    22,346 SH       SOLE                   22,346      0    0
UTStarcom                      COM            918076100      323   175,423 SH       SOLE                  175,423      0    0
United Online Inc              COM            911268100      194    33,603 SH       SOLE                   33,603      0    0
Urstadt Biddle Properties      COM            917286205      776    48,140 SH       SOLE                   48,140      0    0
Verigy Ltd                     COM            Y93691106      254    29,269 SH       SOLE                   29,269      0    0
Visa Inc - Class A Shares      COM            92826c839      683     9,659 SH       SOLE                    9,659      0    0
Vulcan Materials Company       COM            929160109    1,447    33,006 SH       SOLE                   33,006      0    0
Watsco, Inc.                   COM            942622200    1,115    19,250 SH       SOLE                   19,250      0    0
Web.com Inc.                   COM            94733a104      150    41,841 SH       SOLE                   41,841      0    0
Wet Seal                       COM            961840105      269    73,632 SH       SOLE                   73,632      0    0
Bank of America 8.2%           PRD            060505765      374    15,000 SH       SOLE                   15,000      0    0
JPMorgan Chase 8.625%          PRD            46625H621      399    15,000 SH       SOLE                   15,000      0    0
Lasalle Hotel Properties Prefe PRD            517942504    1,153    50,000 SH       SOLE                   50,000      0    0
Alliance Data Systems 1.75% du CVBOND         018581AD0      866   895,000 PRN      SOLE                  895,000      0    0
Carrizo Oil & Gas 4.375% due 6 CVBOND         144577AA1      430   500,000 PRN      SOLE                  500,000      0    0
Charles River 2.875% 6/15/34   CVBOND         159852AB8      735   750,000 PRN      SOLE                  750,000      0    0
Conceptus Inc. 2.25% due 2/15/ CVBOND         206016AA5      911 1,000,000 PRN      SOLE                1,000,000      0    0
Gilead Sciences 0.5% due 5/1/2 CVBOND         375558AG8      516   500,000 PRN      SOLE                  500,000      0    0
Hercules II 6/30/29 6.5%       CVBOND         427056BC9    1,235 1,769,000 PRN      SOLE                1,769,000      0    0
NII Holdings 2.75%             CVBOND         62913FAF9      499   500,000 PRN      SOLE                  500,000      0    0
NII Holdings 3.125%            CVBOND         62913FAJ1      708   750,000 PRN      SOLE                  750,000      0    0
Providence Service 6.5% due 5/ CVBOND         743815AB8      851 1,000,000 PRN      SOLE                1,000,000      0    0
Radisys Corp 2.75% due 2/15/20 CVBOND         750459AE9      904   924,000 PRN      SOLE                  924,000      0    0
Savvis Inc. 3% due 5/15/2012   CVBOND         805423AA8    1,175 1,250,000 PRN      SOLE                1,250,000      0    0
United Rentals 1.875% due 10/1 CVBOND         911365AH7      495   500,000 PRN      SOLE                  500,000      0    0
AMG Capital 5.15%              CVPFD          00170F209      964    30,000 SH       SOLE                   30,000      0    0
Carriage Service Cap           CVPFD          14444t309    1,054    35,125 SH       SOLE                   35,125      0    0
Continental Air 6% 11/15/30    CVPFD          210796306      876    30,000 SH       SOLE                   30,000      0    0
Crown Castle Int Pfd 6.25% due CVPFD          228227401    1,327    23,700 SH       SOLE                   23,700      0    0
Newell Rubbermaid QUIPS        CVPFD          651195307    1,057    30,200 SH       SOLE                   30,200      0    0
United Rentals 6.5% 8/1/28     CVPFD          91136h306    1,306    43,166 SH       SOLE                   43,166      0    0


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